Income Taxes - Schedule of Total Income Tax Expense (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income before income tax provision		$ 13,626,131	$ 15,048,773	$ 18,129,648
Tax at the PRC EIT tax rates		3,406,532	3,762,193	4,532,412
Effect of preferential tax		(574,656)	(554,322)	(774,299)
Change in valuation allowance		335,175	487,037	37,169
Tax effect of non-deductible expenses		485,798	451,154	1,660,869
Tax effect of R&D expenses additional deduction*	[1]	(864,025)	(688,329)	(742,608)
Income tax expense		$ 2,788,824	$ 3,457,733	$ 4,713,543

[1]	According to PRC tax regulations, an additional of 100% of current year R&D expenses may be deducted from tax income.